Quarterly Holdings Report
for
Fidelity® Tactical Bond Fund
November 30, 2023
TBF-NPRT1-0124
1.9904498.101
Nonconvertible Bonds - 9.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.6%
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	250,000	154,701
5.5% 4/1/63	130,000	102,859
Magallanes, Inc.:
5.05% 3/15/42	10,000	8,256
5.141% 3/15/52	16,000	12,788
Sirius XM Radio, Inc. 4.125% 7/1/30 (b)	140,000	118,125
		396,729
Wireless Telecommunication Services - 0.7%
Millicom International Cellular SA:
4.5% 4/27/31 (b)	310,000	246,915
6.25% 3/25/29 (b)	72,000	66,420
		313,335
TOTAL COMMUNICATION SERVICES		710,064
CONSUMER DISCRETIONARY - 1.0%
Household Durables - 0.7%
Toll Brothers Finance Corp. 4.875% 3/15/27	327,000	321,131
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.:
7% 11/27/26	13,000	13,140
7.05% 11/27/25	5,000	5,062
7.35% 11/27/28	20,000	20,152
7.7% 11/27/30	43,000	43,591
7.85% 11/27/33	43,000	43,670
		125,615
TOTAL CONSUMER DISCRETIONARY		446,746
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	4,000	4,016
6.036% 11/15/33 (b)	12,000	12,109
6.497% 8/15/43 (b)	3,000	3,036
6.544% 11/15/53 (b)	6,000	6,139
6.714% 8/15/63 (b)	4,000	4,127
Kinder Morgan, Inc. 3.6% 2/15/51	600,000	404,665
MPLX LP:
5% 3/1/33	100,000	94,374
5.65% 3/1/53	100,000	92,942
Petroleos Mexicanos 7.69% 1/23/50	650,000	430,235
Targa Resources Corp.:
4.2% 2/1/33	130,000	114,613
4.95% 4/15/52	130,000	106,644
		1,272,900
FINANCIALS - 2.0%
Banks - 1.1%
Bank of America Corp. 2.299% 7/21/32 (c)	280,000	219,771
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	250,000	245,372
		465,143
Capital Markets - 0.2%
Blackstone Private Credit Fund 4.7% 3/24/25	61,000	59,427
Consumer Finance - 0.7%
Capital One Financial Corp.:
5.468% 2/1/29 (c)	18,000	17,292
5.817% 2/1/34 (c)	32,000	30,013
7.624% 10/30/31 (c)	32,000	33,444
Ford Motor Credit Co. LLC 3.375% 11/13/25	250,000	235,540
		316,289
Financial Services - 0.0%
Corebridge Financial, Inc.:
3.9% 4/5/32	9,000	7,879
4.35% 4/5/42	2,000	1,605
4.4% 4/5/52	6,000	4,678
		14,162
TOTAL FINANCIALS		855,021
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Centene Corp. 4.625% 12/15/29	120,000	111,448
Prime Healthcare Foundation, Inc. 7% 12/1/27	110,000	108,606
		220,054
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Oracle Corp. 3.85% 4/1/60	160,000	109,890
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Homes 4 Rent LP:
3.625% 4/15/32	8,000	6,856
4.3% 4/15/52	6,000	4,469
Highwoods/Forsyth LP 7.65% 2/1/34	89,000	89,461
Piedmont Operating Partnership LP 9.25% 7/20/28	39,000	39,844
		140,630
UTILITIES - 1.1%
Electric Utilities - 1.0%
DPL, Inc.:
4.125% 7/1/25	200,000	193,000
4.35% 4/15/29	270,000	244,667
		437,667
Multi-Utilities - 0.1%
Puget Energy, Inc. 4.224% 3/15/32	15,000	13,136
TOTAL UTILITIES		450,803
TOTAL NONCONVERTIBLE BONDS (Cost $4,647,816)		4,206,108

U.S. Treasury Obligations - 43.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
2.875% 5/15/52	4,990,000	3,664,726
4.125% 8/15/53	3,650,000	3,413,320
U.S. Treasury Notes:
3.5% 2/15/33	930,000	869,114
3.75% 5/31/30	2,920,000	2,817,344
4.125% 11/15/32	8,130,000	7,981,057
4.5% 11/15/33	200,000	202,469
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,076,232)		18,948,030

Asset-Backed Securities - 5.4%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2021-1A Class A, 2.95% 11/16/41 (b)	183,554	162,684
Series 2021-2A Class A, 2.798% 1/15/47 (b)	203,976	174,644
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/51 (b)	245,000	189,722
Dominos Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	926,250	753,497
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	346,298	302,594
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/51 (b)	492,500	403,365
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	457,011	385,045
TOTAL ASSET-BACKED SECURITIES (Cost $2,549,714)		2,371,551

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
BPR Trust floater Series 2022-OANA Class B, CME Term SOFR 1 Month Index + 2.440% 7.7699% 4/15/37 (b)(c)(d)	11,000	10,653
BX Trust floater:
Series 2019-XL Class D, CME Term SOFR 1 Month Index + 1.560% 6.8874% 10/15/36 (b)(c)(d)	85,000	84,137
Series 2022-IND:
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6129% 4/15/37 (b)(c)(d)	208,722	204,794
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1619% 4/15/37 (b)(c)(d)	7,730	7,546
Life Financial Services Trust floater Series 2022-BMR2:
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1168% 5/15/39 (b)(c)(d)	100,000	96,864
Class C, CME Term SOFR 1 Month Index + 2.090% 7.416% 5/15/39 (b)(c)(d)	100,000	96,739
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8648% 5/15/39 (b)(c)(d)	100,000	94,112
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(d)	100,000	100,000
Class B, CME Term SOFR 1 Month Index + 3.830% 9.162% 10/15/28 (b)(c)(d)	100,000	99,778
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	100,000	77,573
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $886,891)		872,196

Municipal Securities - 1.0%
	Principal Amount (a)	Value ($)
Chicago Board of Ed.:
Series 2009 G, 1.75% 12/15/25	400,000	362,393
Series 2010 C, 6.319% 11/1/29	60,000	58,428
TOTAL MUNICIPAL SECURITIES (Cost $426,027)		420,821

Foreign Government and Government Agency Obligations - 3.9%
		Principal Amount (a)	Value ($)
Brazilian Federative Republic:
5.625% 2/21/47		140,000	115,290
10% 1/1/27	BRL	1,000,000	202,207
10% 1/1/33	BRL	1,000,000	193,171
Dominican Republic:
4.875% 9/23/32 (b)		270,000	232,284
5.5% 2/22/29 (b)		250,000	236,063
Japan Government 0.6% 12/20/23	JPY	55,100,000	371,767
United Mexican States:
7.75% 5/29/31	MXN	3,372,000	177,232
7.75% 11/13/42	MXN	3,581,000	174,839
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,723,201)			1,702,853

Fixed-Income Funds - 31.8%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (e)	74,771	7,311,874
Fidelity High Income Central Fund (e)	29,742	3,040,209
Fidelity International Credit Central Fund (e)	45,261	3,494,622
TOTAL FIXED-INCOME FUNDS (Cost $14,780,379)		13,846,705

Preferred Securities - 2.0%
	Principal Amount (a)	Value ($)
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Enbridge, Inc. 5.75% 7/15/80 (c)	250,000	217,250
FINANCIALS - 1.5%
Banks - 1.5%
Bank of Nova Scotia 4.9% (c)(f)	690,000	647,875
TOTAL PREFERRED SECURITIES (Cost $930,198)		865,125

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g) (Cost $48,213)	48,203	48,213

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $46,068,671)	43,281,602
NET OTHER ASSETS (LIABILITIES) - 0.6%	241,020
NET ASSETS - 100.0%	43,522,622

Currency Abbreviations
BRL	-	Brazilian real
JPY	-	Japanese yen
MXN	-	Mexican peso

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,418,353 or 10.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	137,020	5,086,583	5,175,390	9,481	-	-	48,213	0.0%
Fidelity Floating Rate Central Fund	7,157,795	174,917	-	174,917	-	(20,838)	7,311,874	0.5%
Fidelity High Income Central Fund	2,393,318	645,678	-	45,903	-	1,213	3,040,209	0.2%
Fidelity International Credit Central Fund	3,427,248	35,293	-	35,294	-	32,081	3,494,622	1.5%
Total	13,115,381	5,942,471	5,175,390	265,595	-	12,456	13,894,918

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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